Fair value measurement - Estimate of fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial asset
Other financial assets	$ 37,821	$ 25,313
Land and buildings | At fair value
Property, plant and equipment
Property, plant and equipment		21,058
Land and buildings | Level 2 of fair value hierarchy | At fair value
Property, plant and equipment
Property, plant and equipment		21,058
Property, plant & equipment | At fair value
Property, plant and equipment
Property, plant and equipment	44,169
Property, plant & equipment | Level 2 of fair value hierarchy | At fair value
Property, plant and equipment
Property, plant and equipment	44,169
Equity securities | At fair value
Other financial asset
Other financial assets	1,647	1,815
Equity securities | Level 1 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	1,647	1,815
Financial Investments | At fair value
Other financial asset
Other financial assets	20,174	5,500
Financial Investments | Level 2 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	9,074
Financial Investments | Level 3 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	11,100	5,500
Purchase Price Agreements | At fair value
Other financial asset
Other financial assets	16,372
Derivative financial assets - PPA	(8,953)	23,649
Derivative financial liabilities - PPA	(39,239)	(1,045)
Purchase Price Agreements | Level 2 of fair value hierarchy | At fair value
Other financial asset
Derivative financial assets - PPA		23,649
Derivative financial liabilities - PPA		(1,045)
Purchase Price Agreements | Level 3 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	16,372
Derivative financial assets - PPA	(8,953)
Derivative financial liabilities - PPA	(39,239)
Contingent consideration in a business combination [member] | At fair value
Other liabilities
Contingent consideration in a business combination	(3,136)	(3,338)
Contingent consideration in a business combination [member] | Level 3 of fair value hierarchy | At fair value
Other liabilities
Contingent consideration in a business combination	$ (3,136)	$ (3,338)